Lease	12 Months Ended
Dec. 31, 2020
Benson Hill, Inc
Leases

8. Leases

The Company leases real estate in the form of laboratory, greenhouse, warehouse, and office facilities. The Company also leases equipment in the form of laboratory equipment, vehicles, and office equipment. Generally, the term for real estate leases ranges from 1 to 11 years at inception of the contract and the term for equipment leases is 4 years at inception of the contract. Most real estate leases include one or more options to renew, with renewal terms that generally can extend the lease term from 1 to 10 years. The leases considered to be financing leases include the office lease for the Company’s headquarters in St. Louis, Missouri, a vehicle lease, and an equipment lease.

Lease costs are included within cost of sales, selling, general and administrative expenses, and research and development on the condensed consolidated statements of income and comprehensive income.

	2020	2019	2018
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$1,809	$51	$—
Interest on lease liabilities	1,704	7	—
Operating lease cost	1,741	1,151	398
Short-term lease cost	2,055	1,684	550
Variable lease cost	435	80	—
Total lease cost	$7,744	$2,973	$948

Operating and finance lease right of use assets and liabilities as of the balance sheet dates are as follows:

	2020	2019
Assets
Finance lease right-of-use assets	$31,888	$155
Operating lease right-of-use assets	2,229	2,429
Liabilities
Current
Finance lease liabilities	$602	$56
Operating lease liabilities	1,025	1,550
Noncurrent
Finance lease liabilities	$32,909	$53
Operating lease liabilities	1,073	859

Lease term and discount rate consisted of the following at December 31:

	2020	2019
Weighted-average remaining lease term (years):
Finance leases	10.5	2.0
Operating leases	3.2	1.8
Weighted-average discount rate:
Finance leases	8.7%	5.5%
Operating leases	6.9%	6.5%

Supplemental cash flow and other information related to leases for each of the periods ended December 31 were as follows:

	2020	2019	2018
Other information
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$3,612	$2,245	$395
Operating cash flows from finance leases	1,472	7	—
Financing cash flows from finance leases	88	60	—
Right-of-use assets obtained in exchange for new lease liabilities:
Finance leases	$33,523	$—	$225
Operating leases	1,447	1,992	616

The table below reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under noncancelable operating leases with terms of more than one year to the total operating and finance lease liabilities recognized on the condensed consolidated balance sheets as of December 31, 2020. The table excludes $88,055 of legally binding minimum lease payments for our Crop Accelerator lease which has been signed, but not commenced. The lease is expected to commence in the third quarter of 2021 and has a 20 year lease term.

	Finance Lease	Operating Lease
2021	$3,753	$1,063
2022	4,542	498
2023	4,860	344
2024	4,948	284
2025	5,045	132
Thereafter	29,115	—
Total lease payments	52,263	2,321
Less: NPV discount	18,752	223
Present value of lease liabilities	$33,511	$2,098